UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08287

Cohen & Steers Real Estate Securities Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCK 99.6%
COMMUNICATIONS—TOWERS 4.2%
American Tower Corp.	282,173	$38,567,406
Crown Castle International Corp.	1,349,802	134,953,204
		173,520,610
REAL ESTATE 95.4%
DATA CENTERS 11.2%
CyrusOne	1,069,679	63,036,183
Digital Realty Trust	1,422,212	168,290,346
Equinix	524,937	234,279,383
		465,605,912
HEALTH CARE 8.1%
HCP	1,977,167	55,024,558
Healthcare Trust of America, Class A	4,397,732	131,052,414
Physicians Realty Trust	2,252,183	39,931,204
Ventas	1,696,604	110,499,818
		336,507,994
HOTEL 8.1%
Extended Stay America	2,077,819	41,556,380
Hilton Worldwide Holdings	892,513	61,985,028
MGM Growth Properties LLC, Class A	1,343,107	40,575,262
Park Hotels & Resorts	3,466,364	95,532,992
Red Rock Resorts, Class A	2,285,701	52,936,835
Sunstone Hotel Investors	2,586,879	41,571,146
		334,157,643
INDUSTRIALS 4.9%
Liberty Property Trust	973,723	39,981,066
Prologis	2,562,112	162,591,628
		202,572,694
NET LEASE 6.0%
Agree Realty Corp.	1,035,159	50,805,604
Easterly Government Properties	1,506,166	31,132,451
Four Corners Property Trust	1,657,339	41,300,888
Gaming and Leisure Properties	1,124,945	41,499,221
Gramercy Property Trust	2,035,138	61,562,924
STORE Capital Corp.	937,306	23,310,800
		249,611,888

	Number of Shares	Value
OFFICE 14.2%
Boston Properties	1,003,191	$123,272,110
Corporate Office Properties Trust	1,817,889	59,681,296
Cousins Properties	6,661,630	62,219,624
Douglas Emmett	2,082,224	82,081,270
Empire State Realty Trust, Class A	2,893,015	59,422,528
Hudson Pacific Properties	1,013,694	33,989,160
Kilroy Realty Corp.	926,359	65,882,652
SL Green Realty Corp.	1,009,767	102,309,593
		588,858,233
RESIDENTIAL 25.5%
APARTMENT 19.2%
Apartment Investment & Management Co., Class A	3,022,908	132,584,745
AvalonBay Communities	551,911	98,471,961
Equity Residential	2,701,959	178,140,157
Essex Property Trust	466,154	118,417,100
Mid-America Apartment Communities	519,879	55,564,667
Starwood Waypoint Homes	1,705,310	62,022,125
UDR	3,889,603	147,921,602
		793,122,357
MANUFACTURED HOME 1.9%
Sun Communities	938,325	80,395,686
SINGLE FAMILY 1.0%
American Homes 4 Rent, Class A	1,892,393	41,083,852
STUDENT HOUSING 3.4%
American Campus Communities	1,697,190	74,930,939
Education Realty Trust	1,875,898	67,401,015
		142,331,954
TOTAL RESIDENTIAL		1,056,933,849
SELF STORAGE 3.7%
CubeSmart	5,903,027	153,242,581
SHOPPING CENTERS 12.9%
COMMUNITY CENTER 4.6%
Brixmor Property Group	3,239,030	60,893,764
Urban Edge Properties	2,449,743	59,087,801
Weingarten Realty Investors	2,235,831	70,965,276
		190,946,841

	Number of Shares	Value
REGIONAL MALL 8.3%
GGP	3,981,453	$82,694,779
Simon Property Group	1,615,520	260,114,875
		342,809,654
TOTAL SHOPPING CENTERS		533,756,495
SPECIALTY 0.8%
GEO Group/The	1,179,954	31,740,763
TOTAL REAL ESTATE		3,952,988,052
TOTAL COMMON STOCK (Identified cost—$3,740,757,542)		4,126,508,662

SHORT-TERM INVESTMENTS 0.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92%(a)	11,000,000	11,000,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$11,000,000)		11,000,000

PURCHASED OPTION CONTRACTS (Premiums paid—$502,755)	0.0%	$1,415,862
TOTAL INVESTMENTS (Identified cost—$3,752,260,297)	99.9%	4,138,924,524
WRITTEN OPTION CONTRACTS	0.0	(18,082)
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	2,642,685
NET ASSETS	100.0%	$4,141,549,127

Over-the-Counter Option Contracts

Purchased Options
Description	Counterparty	Exercise Price	Expiration Date	Contracts	Notional Amount (b)	Premiums Paid	Value
Call — CubeSmart	Goldman Sachs	$25.83	10/20/2017	8,448	$21,931,008	$295,680	$599,420
Call — Life Storage Inc.	Goldman Sachs	$79.10	10/20/2017	2,761	22,587,741	207,075	816,442
						$502,755	$1,415,862

Written Options
Description	Counterparty	Exercise Price	Expiration Date	Contracts	Notional Amount (b)	Premiums Received	Value
Put — CubeSmart	Goldman Sachs	$21.31	10/20/2017	(8,448)	$(21,931,008)	$(295,680)	$(17,607)
Put — Life Storage Inc.	Goldman Sachs	$65.19	10/20/2017	(2,761)	(22,587,741)	(207,075)	(475)
						$(502,755)	$(18,082)

Glossary of Portfolio Abbreviations

USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)  Rate quoted represents the annualized seven-day yield of the fund.

(b)  Amount represents number of contracts multiplied by notional contratct size multiplied by the underlying price.

Cohen & Steers Real Estate Securities Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material

Cohen & Steers Real Estate Securities Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 investments as of September 30, 2017.

Cohen & Steers Real Estate Securities Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at value:

		Quoted Prices in Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$4,126,508,662	$4,126,508,662	$—	$—
Purchased Option Contracts	1,415,862	—	1,415,862	—
Short-Term Investments	11,000,000	—	11,000,000	—
Total Investments(a)	$4,138,924,524	$4,126,508,662	$12,415,862	$—
Written Option Contracts	$(18,082)	$—	$(18,082)	$—
Total Written Option Contracts(a)	$(18,082)	$—	$(18,082)	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Instruments

Options:  The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities.  Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss

Cohen & Steers Real Estate Securities Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

of the premium and change in market value should the counterparty not perform under the contract.

The following summarizes the volume of the Fund’s written option contracts activity for the nine months ended September 30, 2017:

Written Option
Contracts
Average Notional Amount	$67,418,960
Ending Notional Amount	44,518,749

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principal Executive Officer

Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Principal Financial Officer

Date: November 28, 2017